Note 20 - Provisions - Restructuring (Details) $ in Thousands	12 Months Ended
Mar. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Total restructuring costs	$ 16,078
Expended in the year	9,462
Provision at end of the year	6,616
Employee related [member]
Statement Line Items [Line Items]
Total restructuring costs	8,706
Facilities [member]
Statement Line Items [Line Items]
Total restructuring costs	1,987
Transition agreements [member]
Statement Line Items [Line Items]
Total restructuring costs	3,187
Other non-headcount related [member]
Statement Line Items [Line Items]
Total restructuring costs	$ 2,198